Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (160,451)	$ (110,670)	$ (272,596)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	178,865	30,318	(70,126)
Total realized and unrealized gains (losses) on derivative instruments	18,414	(80,352)	(342,722)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(122,439)	(123,277)	(132,931)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	182,800	26,770	(58,405)
Interest rate swap agreement amendments and terminations [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(35,985)		(149,666)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(2,027)	1,155	9,965
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(3,935)	6,933	(11,399)
Forward freight agreements and bunker fuel swap contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net			36
Foinaven embedded derivative [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		11,452
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net		$ (3,385)	$ (322)